Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000209803_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Index℠
C000209803_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000209803_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,689
C000209803_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,843
C000209803_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,453
C000209803_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,173
C000209803_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,088
C000209803_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,694
C000209803_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,949
C000171935_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Value Factor ETF
C000171935_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171935_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,866
C000171935_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,777
C000171935_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,322
C000171935_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,769
C000171935_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,055
C000171935_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,241
C000171935_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,736
C000171935_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,698
C000171935_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,826
C000171935_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,724
C000171935_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity U.S. Value Factor Index℠
C000171935_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171935_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,901
C000171935_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,865
C000171935_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,454
C000171935_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,942
C000171935_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,371
C000171935_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,600
C000171935_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,204
C000171935_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,287
C000171935_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,531
C000171935_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,653
C000171935_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000171935_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171935_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,635
C000171935_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,519
C000171935_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,600
C000171935_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,357
C000171935_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,568
C000171935_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,017
C000171935_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,739
C000171935_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,843
C000171935_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,613
C000171935_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,979
C000218700_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® U.S. Multifactor ETF
C000218700_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218700_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,994
C000218700_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,651
C000218700_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,015
C000218700_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,303
C000218700_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000218700_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,787
C000218700_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Multifactor Index℠
C000218700_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218700_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,032
C000218700_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,726
C000218700_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,143
C000218700_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,465
C000218700_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,793
C000218700_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,071
C000218700_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000218700_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218700_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,219
C000218700_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,310
C000218700_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,904
C000218700_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,894
C000218700_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,688
C000218700_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,417
C000215140_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Stocks for Inflation ETF
C000215140_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215140_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,812
C000215140_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,930
C000215140_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,580
C000215140_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,635
C000215140_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,380
C000215140_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,224
C000215140_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,012
C000215140_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Stocks for Inflation Factor Index℠
C000215140_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215140_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,844
C000215140_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,016
C000215140_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,712
C000215140_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,821
C000215140_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,629
C000215140_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,551
C000215140_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,439
C000215140_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000215140_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000215140_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,850
C000215140_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,969
C000215140_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,941
C000215140_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,746
C000215140_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,132
C000215140_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,296
C000215140_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,518
C000209803_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Small-Mid Multifactor ETF
C000209803_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209803_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,335
C000209803_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,829
C000209803_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,174
C000209803_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,841
C000209803_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,937
C000209803_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,791
C000209803_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,516
C000209803_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Small-Mid Multifactor Index℠
C000209803_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209803_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,350
C000209803_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,866
C000209803_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,281
C000209803_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,993
C000209803_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,144
C000209803_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,079
C000209803_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,833
C000209803_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Completion Total Stock Market Index℠
C000209803_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209803_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,374
C000209803_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,905
C000209803_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,466
C000209803_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,868
C000209803_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,212
C000209803_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,338
C000209803_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,235
C000223347_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Fundamental Small-Mid Cap ETF
C000223347_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223347_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,436
C000223347_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,534
C000223347_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,484
C000223347_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,747
C000223347_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,166
C000223347_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
C000223347_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223347_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,827
C000223347_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,607
C000223347_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,380
C000223347_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,736
C000223347_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,238
C000223347_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000223347_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223347_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,395
C000223347_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,557
C000223347_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,893
C000223347_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,399
C000223347_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,657
C000223346_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Real Estate Investment ETF
C000223346_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223346_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,517
C000223346_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,307
C000223346_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,086
C000223346_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,216
C000223346_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,585
C000223346_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/50 Index
C000223346_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223346_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,325
C000223346_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,803
C000223346_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,663
C000223346_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,807
C000223346_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,117
C000223346_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000223346_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223346_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,570
C000223346_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,033
C000223346_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,469
C000223346_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,231
C000223346_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,719
C000171934_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Quality Factor ETF
C000171934_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171934_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,613
C000171934_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,581
C000171934_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,551
C000171934_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,044
C000171934_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,820
C000171934_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,776
C000171934_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,948
C000171934_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,615
C000171934_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,914
C000171934_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,440
C000171934_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity U.S. Quality Factor Index℠
C000171934_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171934_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,648
C000171934_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,664
C000171934_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,681
C000171934_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,233
C000171934_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,144
C000171934_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,143
C000171934_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,416
C000171934_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,228
C000171934_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,673
C000171934_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,386
C000171934_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000171934_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171934_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,635
C000171934_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,519
C000171934_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,600
C000171934_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,357
C000171934_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,568
C000171934_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,017
C000171934_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,739
C000171934_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,843
C000171934_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,613
C000171934_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,979
C000218330_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Fundamental Large Cap Core ETF
C000218330_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218330_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,195
C000218330_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,786
C000218330_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,933
C000218330_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,122
C000218330_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,049
C000218330_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,806
C000218330_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000218330_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218330_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,645
C000218330_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,525
C000218330_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,851
C000218330_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,654
C000218330_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,121
C000218330_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,244
C000171933_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Momentum Factor ETF
C000171933_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171933_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,408
C000171933_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,543
C000171933_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,614
C000171933_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,231
C000171933_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,708
C000171933_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,217
C000171933_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,950
C000171933_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,012
C000171933_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,637
C000171933_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,097
C000171933_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity U.S. Momentum Factor Index℠
C000171933_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171933_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,443
C000171933_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,633
C000171933_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,749
C000171933_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,427
C000171933_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,025
C000171933_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,571
C000171933_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,399
C000171933_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,651
C000171933_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,492
C000171933_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,178
C000171933_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000171933_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171933_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,635
C000171933_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,519
C000171933_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,600
C000171933_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,357
C000171933_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,568
C000171933_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,017
C000171933_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,739
C000171933_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,843
C000171933_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,613
C000171933_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,979
C000223345_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Magellan℠ ETF
C000223345_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223345_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,565
C000223345_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,466
C000223345_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,221
C000223345_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,857
C000223345_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,682
C000223345_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000223345_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223345_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,570
C000223345_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,033
C000223345_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,469
C000223345_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,231
C000223345_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,719
C000171932_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Low Volatility Factor ETF
C000171932_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171932_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,295
C000171932_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,203
C000171932_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,077
C000171932_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,176
C000171932_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,851
C000171932_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,618
C000171932_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,465
C000171932_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,124
C000171932_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,578
C000171932_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,017
C000171932_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity U.S. Low Volatility Factor Index℠
C000171932_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171932_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,330
C000171932_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,289
C000171932_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,181
C000171932_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,329
C000171932_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,107
C000171932_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,933
C000171932_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,873
C000171932_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,642
C000171932_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,187
C000171932_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,749
C000171932_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000171932_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171932_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,635
C000171932_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,519
C000171932_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,600
C000171932_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,357
C000171932_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,568
C000171932_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,017
C000171932_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,739
C000171932_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,843
C000171932_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,613
C000171932_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,979
C000171930_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® High Dividend ETF
C000171930_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171930_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,961
C000171930_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,739
C000171930_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,269
C000171930_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,667
C000171930_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,040
C000171930_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,839
C000171930_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,140
C000171930_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,581
C000171930_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,090
C000171930_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,040
C000171930_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity High Dividend Index℠
C000171930_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171930_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,996
C000171930_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,826
C000171930_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,410
C000171930_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,818
C000171930_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,315
C000171930_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,188
C000171930_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,596
C000171930_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,186
C000171930_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,834
C000171930_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,990
C000171930_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000171930_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171930_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,635
C000171930_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,519
C000171930_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,600
C000171930_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,357
C000171930_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,568
C000171930_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,017
C000171930_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,739
C000171930_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,843
C000171930_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,613
C000171930_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,979
C000223344_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Fundamental Large Cap Growth ETF
C000223344_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223344_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,582
C000223344_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,245
C000223344_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,970
C000223344_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,490
C000223344_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,905
C000223344_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000223344_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223344_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,336
C000223344_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,984
C000223344_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,712
C000223344_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,866
C000223344_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,396
C000223344_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000223344_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000223344_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,471
C000223344_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,683
C000223344_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,066
C000223344_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,661
C000223344_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,085
C000171931_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Dividend ETF for Rising Rates
C000171931_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171931_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,485
C000171931_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,098
C000171931_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,896
C000171931_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,154
C000171931_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,471
C000171931_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,264
C000171931_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,838
C000171931_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,558
C000171931_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,239
C000171931_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,277
C000171931_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Dividend Index for Rising Rates℠
C000171931_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171931_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,526
C000171931_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,195
C000171931_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,045
C000171931_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,341
C000171931_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,793
C000171931_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,650
C000171931_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,314
C000171931_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,156
C000171931_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,972
C000171931_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	36,246
C000171931_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000171931_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000171931_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,635
C000171931_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,519
C000171931_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,600
C000171931_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,357
C000171931_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,568
C000171931_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,017
C000171931_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,739
C000171931_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,843
C000171931_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,613
C000171931_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,979
C000218331_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Blue Chip Value ETF
C000218331_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218331_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,123
C000218331_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,459
C000218331_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,642
C000218331_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,426
C000218331_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,157
C000218331_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,105
C000218331_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000218331_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218331_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,170
C000218331_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,169
C000218331_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,967
C000218331_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,124
C000218331_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,362
C000218331_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,888
C000218331_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000218331_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218331_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,678
C000218331_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,731
C000218331_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,719
C000218331_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,496
C000218331_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,828
C000218331_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,941
C000218329_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Blue Chip Growth ETF
C000218329_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218329_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,368
C000218329_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,387
C000218329_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,467
C000218329_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,639
C000218329_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,515
C000218329_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,243
C000218329_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
C000218329_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218329_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,108
C000218329_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,182
C000218329_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,371
C000218329_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,685
C000218329_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,910
C000218329_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,638
C000218329_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000218329_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000218329_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,678
C000218329_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,731
C000218329_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,719
C000218329_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,496
C000218329_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,828
C000218329_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,941
C000248142_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Fundamental Large Cap Value ETF
C000248142_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,023
C000248142_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,678
C000248142_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,244
C000248142_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
C000248142_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,056
C000248142_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,858
C000248142_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,813
C000248142_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000248142_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,032
C000248142_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,879
C000248142_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,679